Note 19 - Other Operating Income	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Other Operating Income and Expense [Text Block]
19.
       Other operating income

In
January 2020,
M/V "EM Oinousses" experienced an engine room fire while sailing off Mozambique carrying empty containers. The fire was extinguished without any injuries to the crew. The vessel completed an evaluation for the type of repairs required and was idle during the evaluations. The Company agreed with the Hull & Machinery (“H&M”) underwriters an “unrepaired damage” claim of
$2.7
million. Under this agreement the vessel was sold for scrap as is without effecting any permanent repairs. As of
December 31, 2020,
the underwriters have already paid
$2.3
million for the “unrepaired damage”. The H&M underwriters and the vessel's last charterers / cargo owners will cover any “General Average” costs and salvage proceeds. As a result of the above the Company as of
December 31, 2020,
recognized a receivable of
$0.7
million, including a general average claim of
$0.3
million, which is included under “Other receivables” in the consolidated balance sheet. The Company has also recognized a gain on hull and machinery claim of
$2.7
million, which is included under “Other operating income” in the consolidated statement of operations.